Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - Goodwill and Distribution Rights - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 99,012	$ 98,303
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,587	56,352
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,691	1,735
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	404	438
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,418	1,407
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,170	1,238
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,051	3,798
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	31,753	30,608
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	426	395
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,512	$ 2,332